Income Taxes (Details Narrative) (USD $)	12 Months Ended
	Jul. 31, 2013	Jul. 31, 2012	Jul. 31, 2011
Pretax losses arising from domestic operations	$ 8,025,582	$ 8,040,033	$ 15,060,207
Pretax losses arising from foreign operations	528,741	1,450,244	6,615,660
Canadian effective tax rate	6.00%	5.00%	3.00%
Generex Pharmaceuticals, Inc
NOL carryforwards, expiring through 2033	44,924,097
Antigen Express, Inc
NOL carryforwards, expiring through 2033	$ 23,362,008
Maximum
Canadian effective tax rate			36.12%
Minimum
Canadian effective tax rate			26.50%